Share-Based Compensation (Schedule Of Restricted Stock Units) (Details) (Restricted Stock Units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units [Member]
No. of RSUs Non-vested, Opening balance	4,642	3,020
No. of RSUs, Granted	3,312	2,957
No. of RSUs, Vested	(3,052)	(781)
No. of RSUs, Forfeited	(1,000)	(554)
No. of RSUs Non-vested, Closing balance	3,902	4,642
Non-vested Weighted-Average Grant Date Fair Value, Opening balance	$ 9.38	$ 14.06
Weighted-Average Grant Date Fair Value, Granted	$ 6.82	$ 6.87
Weighted-Average Grant Date Fair Value, Vested	$ 9.47	$ 17.81
Weighted-Average Grant Date Fair Value, Forfeited	$ 7.45	$ 9.65
Non-vested Weighted-Average Grant Date Fair Value, Closing balance	$ 7.63	$ 9.38